SHARE-BASED COMPENSATION (Details) - USD ($)						1 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended
	Nov. 17, 2024	Mar. 08, 2022	Jan. 07, 2022	Jan. 16, 2021	Nov. 09, 2020	Apr. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Sep. 30, 2017	Nov. 07, 2015
SHARE-BASED COMPENSATION
Share options granted											3,925,945	3,442,500	2,640,598
Exercise price (in USD per share)											$ 1.68	$ 1.14	$ 3.28
Restricted stock units											988,750
Expiration period (in years)											10 years
Unvested shares											(2,176,945)
Performance-based options in shares											483,022	952,530	964,789
Total amount exercise price											$ 190,238	$ 5,500	$ 323,212
Shares issued upon exercise of share options (in shares)											185,620	10,000	197,975
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)											5 years
Employees | Modification of vesting schedules and conditions of share options
SHARE-BASED COMPENSATION
Share options granted			2,060,308
Incremental fair value			$ 2,337,697
Management personnel
SHARE-BASED COMPENSATION
Number of options, vesting schedules and conditions waived					2,375,000
Shares unvested									0		0
Total amount exercise price					$ 5,197,650
Shares issued upon exercise of share options (in shares)					2,375,000
Management personnel | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 1.83
Management personnel | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 2.26
2015 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued																4,336,126
2017 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued															6,336,126
2019 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued														11,391,131
2021 Plan
SHARE-BASED COMPENSATION
Aggregate ordinary shares reserved for issuance				2,994,000
Incremental percent of shares				5.00%
Share options granted									1,749,000
2021 Plan | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)									$ 1.55
2021 Plan | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)									$ 3.07
2021 Plan | Employees
SHARE-BASED COMPENSATION
Share options granted						69,225		3,442,500		2,640,598
2021 Plan | Employees | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)								$ 0.94		$ 0.8
2021 Plan | Employees | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)								$ 1.33		$ 5.6
2021 Plan | Employees | Share options
SHARE-BASED COMPENSATION
Unvested shares	2,176,945
2021 Plan | Employees | Time-based options
SHARE-BASED COMPENSATION
Share options granted									2,176,945
Incremental compensation cost to be recognized	$ 2,284,987
2021 Plan | Employees | Time-based options | 2025
SHARE-BASED COMPENSATION
Share options vested (in percentage)	50.00%
2021 Plan | Employees | Time-based options | 2026
SHARE-BASED COMPENSATION
Share options vested (in percentage)	50.00%
2021 Plan | Management personnel
SHARE-BASED COMPENSATION
Share options granted		99,999					425,905
2021 Plan | Management personnel | RSU
SHARE-BASED COMPENSATION
Restricted stock units									988,750